ACQUISITIONS - CitiGo Hotels, Unaudited proforma results of operations (Details) - CitiGo Hotels - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Pro forma results of operation
Pro forma total revenue	¥ 12,861	¥ 10,346
Pro forma net income (loss) attributable to Huazhu Group Limited	¥ (480)	¥ (2,318)